Investment Objectives and Goals	Apr. 30, 2025
Sprott Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Gold Miners ETF (the “Fund” or “SGDM”) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Total Return Index (ticker symbol SOLGMCFT) (the “Underlying Gold Miners Index”).

Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Junior Gold Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Junior Gold Miners ETF (the “Fund” or “SGDJ”) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factor Index (ticker symbol SOLJGMFT) (the “Underlying Junior Gold Miners Index”).

SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Uranium Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Uranium Miners ETF (the “Fund” or “URNM”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the North Shore Global Uranium Mining Index (the “Underlying Uranium Miners Index”).

Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Junior Uranium Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Junior Uranium Miners ETF (the “Fund” or “URNJ”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Junior Uranium Miners Index (the “Underlying Junior Uranium Miners Index”).

Sprott Copper Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Copper Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Copper Miners ETF (the “Fund” or “COPP”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Copper Miners Index (the “ Underlying Copper Miners Index”).

Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Junior Copper Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Junior Copper Miners ETF (the “Fund” or “COPJ”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Junior Copper Miners Index (the “Underlying Junior Copper Miners Index”).

Sprott Nickel Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Nickel Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Nickel Miners ETF (the “Fund” or “NIKL”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Nickel Miners Index (the “Underlying Nickel Miners Index”).

Sprott Lithium Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Lithium Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Lithium Miners ETF (the “Fund” or “LITP”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Lithium Miners Index (the “Underlying Lithium Miners Index”).

Sprott Critical Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Critical Materials ETF(formerly, Sprott Energy Transition Materials ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Critical Materials ETF (the “Fund” or “SETM”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Critical Materials Index (the “Underlying Critical Materials Index”).

Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Silver Miners & Physical Silver ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sprott Silver Miners & Physical Silver ETF (the “Fund” or “SLVR”) seeks to provide investment results that, before fees and expenses, that track the total return performance of the Nasdaq Sprott Silver Miners Index (the “Underlying Silver Miners Index”).

Sprott Active Gold & Silver Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Active Gold & Silver Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Active Gold & Silver Miners ETF (the “Fund” or “GBUG”) seeks to provide long-term capital appreciation.
Institutional | Sprott Gold Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Investor | Sprott Gold Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.